Stockholders' Deficit - Schedule of Stock-Based Compensation Expenses Recognized (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense recognized	$ 1,554	$ 1,237	$ 1,721	$ 2,927	$ 1,063
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense recognized	661	480	705	668	483
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense recognized	$ 893	$ 757	$ 1,016	$ 2,259	$ 580